Contingent Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent Liabilities [Abstract]
Contingent Liabilities
22	Contingent Liabilities

Capital commitments within one year	53,500,000	22,000,000
	53,500,000	22,000,000

Capital commitments relate to construction project for interconnection of pipelines between Phase I and Phase II with Phase III and early preparation work for Phase III

27	Contingent Liabilities

(Figures in USD)	2022	2021
Capital commitments within one year	53,500,000	22,000,000
	53,500,000	22,000,000

Capital commitments relate to construction project for interconnection of pipelines between Phase I and Phase II with Phase III and early preparation work for Phase III

27	Contingent Liabilities

Capital commitments within one year	22,000,000	33,125,477
	22,000,000	33,125,477

Capital commitments relate to construction of phase 2 which is expected to be completed by the end of third quarter of 2021.

Except for the above and ongoing purchase commitments in the normal course of business against which no loss is expected, there are no other known contingent liabilities existing at the balance sheet date.

28	Contingent Liabilities

Capital commitments within one year	33,125,477	79,334,742
	33,125,477	79,334,742

Capital commitments relate to construction of phase 2 which is expected to be completed by the end of third quarter of 2021.

Except for the above and ongoing purchase commitments in the normal course of business against which no loss is expected, there are no other known contingent liabilities existing at the balance sheet date.

27	Contingent Liabilities

Capital commitments	79,334,742	160,562,646
	79,334,742	160,562,646

Capital commitments relate to the construction of phase 2 which completed by the last quarter of 2021.

Except for the above and ongoing purchase commitments in the normal course of business against which no loss is expected, there are no other known contingent liabilities existing at the balance sheet date.

25	Contingent Liabilities

Capital commitments	2018	2017
Within one year	144,027,770	Nil
More than 1 year and less than 5 years	16,534,876	Nil
At 31 December	160,562,646	Nil

Capital commitments relate to construction of Phase 2 which is expected quarter of 2020.

Capital commitments include advances to suppliers which are contingent on an advance payment guarantee being issued by the supplier in favour of the Company, therefore not recognised as at December 31, 2018.

Except for the above and ongoing purchase commitments in the normal course of business against which no loss is expected, there are no other known contingent liabilities existing at the balance sheet date.